Summary of Significant Accounting Policies (Details) - Successor [Member] - shares shares in Thousands	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Total	23,185	25,225	25,225	23,092	22,838
Stock Options [Member]
Total	1,620	985	985	1,548	985
Restricted Stock Units (RSUs) [Member]
Total	533	160	160	512	821
Warrant [Member]
Total	21,032	24,080	24,080	21,032	21,032